Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025
Paradigm Value Fund
Account Value [Line Items]
Line Graph and Table Measure Name											Paradigm Value Fund
Accumulated Value	$ 10,000	$ 9,343	$ 11,835	$ 14,218	$ 14,143	$ 12,880	$ 22,818	$ 17,288	$ 19,859	$ 22,581	$ 22,846
Paradigm Select Fund
Account Value [Line Items]
Line Graph and Table Measure Name											Paradigm Select Fund
Accumulated Value	10,000	9,257	11,470	13,196	13,511	14,535	23,806	18,106	22,604	26,175	$ 26,565
Paradigm Micro-Cap Fund
Account Value [Line Items]
Line Graph and Table Measure Name											Paradigm Micro-Cap Fund
Accumulated Value	10,000	8,872	13,085	14,993	12,796	13,725	26,556	19,068	24,690	26,922	$ 25,587
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000® Value Index
Accumulated Value	10,000	9,742	12,163	13,757	12,899	10,645	18,445	15,442	16,370	18,153	$ 19,158
Russell 2500® Index
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2500® Index
Accumulated Value	10,000	9,633	11,544	13,419	13,657	13,015	20,537	16,225	18,428	20,357	$ 22,374
Russell Microcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name											Russell Microcap® Index
Accumulated Value	10,000	8,794	11,222	13,490	12,089	11,512	20,235	14,016	14,946	15,836	$ 17,959
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500® Index
Accumulated Value	10,000	10,399	12,260	14,023	15,483	16,645	23,436	20,948	25,053	31,204	$ 35,936
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500® Index
Accumulated Value	10,000	10,399	12,260	14,023	15,483	16,645	23,436	20,948	25,053	31,204	$ 35,936
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500® Index
Accumulated Value	$ 10,000	$ 10,399	$ 12,260	$ 14,023	$ 15,483	$ 16,645	$ 23,436	$ 20,948	$ 25,053	$ 31,204	$ 35,936